Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At December 31, 2021	Within one year	and five years	five years
Trade payables	$1,249,861	$—	$—
Accrued liabilities	4,817,820	—	—
Due to related parties	743,100	—	—
Lease liabilities	392,279	867,757	627,235
DSU liabilities	—	53,362	—
	$7,203,060	$921,119	$627,235

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	$—	$—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

Schedule of financial assets and liabilities that are denominated in CAD

	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$2,867,716	$1,864,404
Restricted cash	81,176	80,550
Receivables	242,953	48,992
Lease liabilities	(1,429,629)	(433,157)
Trade payables and accrued liabilities	(1,321,940)	(778,164)
	$440,276	$782,625

Schedule of classification of financial instruments

	December 31,	December 31,
	2021	2020
Amortized cost:
Cash and cash equivalents	$221,928,008	$129,450,676
Restricted cash	291,676	143,800
Receivables	129,068	159,664
	$222,348,752	$129,754,140

	December 31,	December 31,
	2021	2020
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$6,810,781	$3,461,339
Lease liabilities	1,887,271	1,075,773
Derivative financial liabilities:
Derivative liabilities	244,565	17,899,855
	$8,942,617	$22,436,967